Fortune V Separate Account - Universal VIA Conservative Allocation

SCHEDULE OF INVESTMENTS
At March 31, 2026

	Shares	Value
INVESTMENTS - UNAFFILIATED: 100.30%
Equity Funds: 26.78%
Transamerica Capital Growth I2	99,963	$1,165,573
Transamerica Emerging Markets Opps I2	92,098	1,029,659
Transamerica Energy Infrastructure I2	17,938	189,066
Transamerica Global Alloc Liquid Trust	50	68
Transamerica International Equity I2	21,089	524,261
Transamerica International Focus I2	141,865	910,771
Transamerica International Sm Cp Val I2	14,703	260,384
Transamerica International Stock I2	38,018	565,703
Transamerica Large Cap Value I2	127,592	2,190,755
Transamerica Mid Cap Growth I2	13,081	109,225
Transamerica Mid Cap Value Opps I2	8,732	86,624
Transamerica Small Cap Growth I2	38,911	196,892
Transamerica Small Cap Value I2	55,446	304,398
Transamerica Sustainable Equity Inc I2	158,385	1,368,448
Transamerica US Growth I2	66,603	2,060,021
		10,961,848
Fixed Income Funds: 73.52%
Transamerica Bond I2	1,526,518	12,303,738
Transamerica Emerging Markets Debt I2	164,626	1,563,946
Transamerica Inflation Opps I2	135,787	1,334,783
Transamerica Intermediate Bond I2	1,484,282	12,735,143
Transamerica Short-Term Bond I2	218,960	2,156,751
		30,094,361
Total Investments - Unaffiliated (Cost: $39,494,164)		41,056,209
Total Investments (Cost: $39,494,164)		$41,056,209
Net Other Assets (Liabilities): (0.30)%		(124,279)
Net Assets: 100%		$40,931,930
INVESTMENT VALUATION:
Valuation Inputs
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
Assets
Investments
Investments - Unaffiliated	$41,056,209	$-	$-	$41,056,209
Total Investments	$41,056,209	$-	$-	$41,056,209

Fortune V Separate Account - Universal VIA Moderate Allocation

SCHEDULE OF INVESTMENTS
At March 31, 2026

	Shares	Value
INVESTMENTS - UNAFFILIATED: 100.24%
Equity Funds: 44.02%
Transamerica Capital Growth I2	748,360	$8,725,881
Transamerica Emerging Markets Opps I2	625,709	6,995,422
Transamerica Energy Infrastructure I2	122,249	1,288,509
Transamerica Global Alloc Liquid Trust	148	201
Transamerica International Equity I2	143,282	3,561,987
Transamerica International Focus I2	982,086	6,304,992
Transamerica International Sm Cp Val I2	99,825	1,767,908
Transamerica International Stock I2	258,464	3,845,943
Transamerica Large Cap Value I2	865,440	14,859,612
Transamerica Mid Cap Growth I2	89,983	751,357
Transamerica Mid Cap Value Opps I2	59,538	590,619
Transamerica Small Cap Growth I2	269,552	1,363,933
Transamerica Small Cap Value I2	371,507	2,039,574
Transamerica Sustainable Equity Inc I2	1,085,033	9,374,686
Transamerica US Growth I2	462,883	14,316,960
		75,787,584
Fixed Income Funds: 56.22%
Transamerica Bond I2	4,948,217	39,882,628
Transamerica Emerging Markets Debt I2	535,099	5,083,445
Transamerica Inflation Opps I2	440,195	4,327,117
Transamerica Intermediate Bond I2	4,812,289	41,289,444
Transamerica Short-Term Bond I2	631,230	6,217,612
		96,800,246
Total Investments - Unaffiliated (Cost: $160,573,985)		172,587,830
Total Investments (Cost: $160,573,985)		$172,587,830
Net Other Assets (Liabilities): (0.24)%		(410,336)
Net Assets: 100%		$172,177,494
INVESTMENT VALUATION:
Valuation Inputs
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
Assets
Investments
Investments - Unaffiliated	$172,587,830	$-	$-	$172,587,830
Total Investments	$172,587,830	$-	$-	$172,587,830

Fortune V Separate Account - Universal VIA Moderate Growth Allocation

SCHEDULE OF INVESTMENTS
At March 31, 2026

	Shares	Value
INVESTMENTS - UNAFFILIATED: 100.30%
Equity Funds: 73.46%
Transamerica Capital Growth I2	319,762	$3,728,422
Transamerica Emerging Markets Opps I2	279,897	3,129,250
Transamerica Energy Infrastructure I2	54,645	575,956
Transamerica Global Alloc Liquid Trust	50	68
Transamerica International Equity I2	63,801	1,586,089
Transamerica International Focus I2	443,535	2,847,497
Transamerica International Sm Cp Val I2	44,851	794,308
Transamerica International Stock I2	115,406	1,717,243
Transamerica Large Cap Value I2	388,771	6,675,198
Transamerica Mid Cap Growth I2	40,990	342,268
Transamerica Mid Cap Value Opps I2	25,934	257,266
Transamerica Small Cap Growth I2	120,943	611,972
Transamerica Small Cap Value I2	166,641	914,862
Transamerica Sustainable Equity Inc I2	490,341	4,236,550
Transamerica US Growth I2	209,486	6,479,393
		33,896,342
Fixed Income Funds: 26.84%
Transamerica Bond I2	570,662	4,599,537
Transamerica Emerging Markets Debt I2	68,133	647,265
Transamerica High Yield Bond I2	58,157	469,910
Transamerica Inflation Opps I2	55,903	549,531
Transamerica Intermediate Bond I2	609,566	5,230,080
Transamerica Short-Term Bond I2	90,261	889,067
		12,385,390
Total Investments - Unaffiliated (Cost: $40,838,355)		46,281,732
Total Investments (Cost: $40,838,355)		$46,281,732
Net Other Assets (Liabilities): (0.30)%		(136,718)
Net Assets: 100%		$46,145,014
INVESTMENT VALUATION:
Valuation Inputs
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
Assets
Investments
Investments - Unaffiliated	$46,281,732	$-	$-	$46,281,732
Total Investments	$46,281,732	$-	$-	$46,281,732

Fortune V Separate Account - Universal VIA Growth Allocation

SCHEDULE OF INVESTMENTS
At March 31, 2026

	Shares	Value
INVESTMENTS - UNAFFILIATED: 100.29%
Equity Funds: 100.29%
Transamerica Capital Growth I2	368,353	$4,294,994
Transamerica Emerging Markets Opps I2	319,025	3,566,702
Transamerica Energy Infrastructure I2	61,950	652,952
Transamerica Global Alloc Liquid Trust	25	34
Transamerica International Equity I2	73,051	1,816,045
Transamerica International Focus I2	513,336	3,295,617
Transamerica International Sm Cp Val I2	51,259	907,805
Transamerica International Stock I2	131,840	1,961,786
Transamerica Large Cap Value I2	443,492	7,614,752
Transamerica Mid Cap Growth I2	46,860	391,280
Transamerica Mid Cap Value Opps I2	30,555	303,110
Transamerica Small Cap Growth I2	140,527	711,068
Transamerica Small Cap Value I2	193,276	1,061,086
Transamerica Sustainable Equity Inc I2	561,768	4,853,674
Transamerica US Growth I2	240,220	7,429,995
		38,860,900
Total Investments (Cost: $33,310,940)		$38,860,900
Net Other Assets (Liabilities): (0.29)%		(113,366)
Net Assets: 100%		$38,747,534
INVESTMENT VALUATION:
Valuation Inputs
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
Assets
Investments
Investments - Unaffiliated	$38,860,900	$-	$-	$38,860,900
Total Investments	$38,860,900	$-	$-	$38,860,900

Fortune V Separate Account - Universal VIA International Moderate Growth Allocation

SCHEDULE OF INVESTMENTS
At March 31, 2026

	Shares	Value
INVESTMENTS - UNAFFILIATED: 99.49%
Equity Funds: 99.49%
Transamerica Emerging Markets Opps I2	140,254	$1,568,044
Transamerica Global Alloc Liquid Trust	8	11
Transamerica International Equity I2	27,919	694,056
Transamerica International Focus I2	155,178	996,242
Transamerica International Sm Cp Val I2	42,044	744,604
Transamerica International Stock I2	50,120	745,781
		4,748,738
Total Investments (Cost: $4,074,357)		$4,748,738
Net Other Assets (Liabilities): 0.51%		24,264
Net Assets: 100%		$4,773,002
INVESTMENT VALUATION:
Valuation Inputs
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
Assets
Investments
Investments - Unaffiliated	$4,748,738	$-	$-	$4,748,738
Total Investments	$4,748,738	$-	$-	$4,748,738

Fortune V Separate Account - Universal Money Market

SCHEDULE OF INVESTMENTS
At March 31, 2026

	Shares	Value
INVESTMENTS - UNAFFILIATED: 98.43%
Money Market Fund: 98.43%
Transamerica Government Money Market I2, 3.29% [1]	2,183,935	$2,183,935
		2,183,935
Total Investments (Cost: $2,183,935)		$2,183,935
Net Other Assets (Liabilities): 1.57%		34,784
Net Assets: 100%		$2,218,719
INVESTMENT VALUATION:
Valuation Inputs
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
Assets
Investments
Investments - Unaffiliated	$2,183,935	$-	$-	$2,183,935
Total Investments	$2,183,935	$-	$-	$2,183,935

[1]	The rate is the subsidized 7 day yield.